Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Deferred revenues	$ 857	$ 792	$ 330	$ 322
Non - current liabilities
Deferred revenues	2,077	2,317	846	1,143
Equity attributable to equity holders of the Company
Accumulated deficit	$ (97,194)	(97,017)	(93,702)	$ (87,363)
As reported [Member]
Current liabilities
Deferred revenues		792	280
Non - current liabilities
Deferred revenues		2,317	1,246
Equity attributable to equity holders of the Company
Accumulated deficit		(94,052)	(94,052)
Adjustments [Member]
Current liabilities
Deferred revenues		108	50
Non - current liabilities
Deferred revenues		(637)	(400)
Equity attributable to equity holders of the Company
Accumulated deficit		(350)	(350)
IAS 18 (excluding impact of IFRS 15) [Member]
Current liabilities
Deferred revenues		900	330
Non - current liabilities
Deferred revenues		1,680	846
Equity attributable to equity holders of the Company
Accumulated deficit		$ (93,702)	$ (93,702)